Acquisitions - Additional information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended				12 Months Ended
	Jul. 28, 2012	Jul. 30, 2011	Jul. 28, 2012	Jul. 30, 2011	Jan. 28, 2012 Store	Jan. 29, 2011	Jan. 30, 2010	Oct. 31, 2011	Jan. 28, 2012 Fiscal 2011 acquisition Store	Oct. 31, 2011 Fiscal 2011 acquisition	Jan. 28, 2010 Fiscal 2009 acquisitions
Trust Expenses [Line Items]
Ownership interest in Labuan										70.00%
Acquisition price										$ 79	$ 14
Contingent consideration										8
Interest in the business to acquire percentage										30.00%
Number of retail stores					1,502				90
Net earnings attributable to Toys "R" Us					149	168	312		2
Net earnings attributable to Labuan	(36)	(34)	(96)	(101)	151	167	304		4
Transaction costs for legal and advisory services					4
Finite lived intangible assets								49			9
Noncontrolling interest								24
Goodwill											$ 2